April 15, 2011	Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The sole purpose of this filing is to delay the effective date of the Trust’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on February 3, 2011. The Trust intends to update the Prospectuses and Statements of Additional Information in connection with the filing of a Post-Effective Amendment pursuant to Rule 485(b) before May 1, 2011.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact William MacGregor of AXA Equitable Life Insurance Company at (212) 314-5280 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.
Andrea Ottomanelli Magovern, Esq.
Sarah E. Connolly, Esq.
K&L Gates LLP